Note 8 - Equity: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*		Intrinsic Value**
October 4, 2013 - Grant to consultant	2,888,888	0.65	4.26		Nil
October 17, 2013 - Granted with Units	77,778	0.65	4.30		Nil
November 21, 2013 - Granted with Units	1,000,000	0.65	4.39		Nil
Outstanding at December 31, 2013	5,803,666	$0.67	2.90	$	Nil
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-		-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.43		Nil
Outstanding at September 30, 2014	5,784,848	$0.65	4.48	$	Nil